Note 8 - Deposits (Details) - Maturities on Time Deposits of $100,000 or More (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities on Time Deposits of $100,000 or More [Abstract]
Within three months (in Dollars)	$ 6,427
Within three months	8.23%
Beyond three but within six months (in Dollars)	8,544
Beyond three but within six months	10.94%
Beyond six but within twelve months (in Dollars)	16,446
Beyond six but within twelve months	21.06%
Beyond one year (in Dollars)	46,668
Beyond one year	59.77%
Total (in Dollars)	$ 78,085	$ 79,900
Total	100.00%